Label	Element	Value
Innovator S&P Investment Grade Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P Investment Grade Preferred ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 90% of its total assets in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-adviser, Penserra Capital

Management LLC (“Penserra” or the “Sub-Adviser”) seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) compiles, maintains and calculates the Index.

The Index is composed of all preferred stocks that are constituents of the S&P U.S. Investment Grade Preferred Stock Index (the “Base Index”). To be eligible for inclusion in the Base Index, a security must be considered “investment grade,” which are securities with a credit rating minimum of BBB-/Baa3/BBB- issued by S&P Global Ratings (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) respectively. The Index Provider performs the following eligibility screens for quality with respect to credit ratings:

•    for an issue rated by all of S&P, Moody’s and Fitch, the lowest of the three ratings is used as the issue’s credit rating;

•    when there are two ratings, the lower of the two ratings must be considered investment grade; and

•    when there is only one rating, that rating must be designated in the investment grade category by the applicable rating agency.

While the Index is required to be comprised of securities that are investment grade at the time of investment, the ratings of the securities eligible for inclusion in the Index may be in the lowest tier investment grade rating, which provides for an indication of a higher risk of default than securities that maintain a higher investment grade rating. See “Credit Ratings Risk” for further information on the risks associated with credit ratings.

In addition to the credit rating minimum, to be eligible for inclusion in the Index, a preferred security must exhibit minimum liquidity quality characteristics as determined by the Index Provider. With respect to liquidity, a preferred security eligible for inclusion in the Index, a security must be:

•    listed on a qualifying U.S. securities exchange;

•    have a total market capitalization of greater than or equal to $100 million and have traded more than 250,000 shares per month over each of the prior six months; and

•    maintain a market capitalization of $75 million and have traded more than 125,000 shares per month over each of the prior six months in order to remain eligible in the Index.

Preferred stocks for which the Index Provider cannot determine an indicated dividend yield are not eligible for inclusion. Once eligible securities have been selected for inclusion in the Index, the Index seeks to mitigate issuer concentration risk by assigning an equal weight to each issuer represented by the selected securities; however, the mitigation of issuer concentration risk is not guaranteed. That weight is then equally distributed among component securities of the issuer that are eligible for the Index. The Index is rebalanced quarterly.

In connection with the Index’s methodology to invest in preferred securities, the Index, and therefore the Fund, currently has exposure to preferred securities issued by real estate investment trusts (“REITs’). REITs are financial vehicles that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. The Index does not limit the types of REITs eligible for inclusion in the Index, which are generally categorized as “Mortgage REITs,” which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments, “Equity REITs”, which invest the majority of their assets directly in real property and derive their income primarily from rents, royalties and lease payments, and “Hybrid REITs,” which combine the characteristics of both Mortgage REITs and Equity REITs. As of the date of this prospectus, the Fund has exposure to preferred securities issued by Equity REITs.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of this prospectus, the Fund is concentrated in the financial sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 90% of its total assets in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index and a broad-based market index. The Fund was reorganized on or about October 14, 2021, from Innovator S&P Investment Grade Preferred ETF (the “Predecessor Fund”), a series of Innovator ETFs Trust II, into Innovator ETFs Trust, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and therefore adopts the performance information of the Predecessor Fund (as shown below). The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index and a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest quarterly return was 9.53% (quarter ended March 31, 2019) and the Fund’s lowest quarterly return was (8.94)% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator S&P Investment Grade Preferred ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Innovator S&P Investment Grade Preferred ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator S&P Investment Grade Preferred ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.
Innovator S&P Investment Grade Preferred ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class. As of the date of this prospectus, the Fund is concentrated in the financials sector. For more information regarding the risks of the financials sector, see the “Financials Sector Risk.”
Innovator S&P Investment Grade Preferred ETF | Credit Ratings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Ratings Risk. The Index invests in securities rated “investment grade” by S&P, Moody’s or Fitch. Using credit ratings to evaluate the creditworthiness of debt securities can involve certain risks. Ratings assigned by the rating agencies are based upon an analysis completed of the issuer’s credit history and ability to pay interest and repay principal. An investment grade rating generally signifies that a credit rating agency considers the current quality of the security to be sufficient to provide reasonable assurance of the issuer’s ability to meet its obligation to security-holders. However, because the Index followed by the Fund permits investments in securities rated in the lowest tier of investment grade ratings, certain of the investment grade preferred securities the Fund invests in may be considered to be “speculative” in nature. Such securities may entail greater price volatility, principal and income risk, and may be subject to greater uncertainty and/or exposure to adverse conditions. In addition, rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Innovator S&P Investment Grade Preferred ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Innovator S&P Investment Grade Preferred ETF | Financials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. Companies in the financial sector, including retail and commercial banks, insurance companies and financial services companies, may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in currency exchange rates, volatile interest rates, decreased liquidity in credit markets and competition from new entrants. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole cannot be predicted. The financial sector is also a target for cyberattacks and may experience technology malfunctions and disruptions.
Innovator S&P Investment Grade Preferred ETF | Index Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of their Index, as published by the Index Provider. There is no assurance that the Index Provider will compile its Index accurately, select securities in accordance with the Index’s methodology properly, or that the Index will be determined, composed, calculated, rebalanced or reconstituted accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology designed to select quality preferred securities.
Innovator S&P Investment Grade Preferred ETF | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than securities with shorter durations or floating or adjustable interest rates. The negative impact on the Fund from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity.
Innovator S&P Investment Grade Preferred ETF | Market Maker Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s Shares are trading on the Exchange which could result in a decrease in value of the Fund’s Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Funds’ market price. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and in greater than normal intraday bid-ask spreads for Fund Shares.
Innovator S&P Investment Grade Preferred ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
Innovator S&P Investment Grade Preferred ETF | Non-Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Although the Fund currently intends to seek to fully replicate the Index, the Fund may use a representative sampling approach, which may cause the Fund not to be as well-correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.
Innovator S&P Investment Grade Preferred ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and its investment adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Innovator S&P Investment Grade Preferred ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund invests in the securities included in the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets, except in connection with the Index’s risk reduction mechanism. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
Innovator S&P Investment Grade Preferred ETF | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Innovator S&P Investment Grade Preferred ETF | Premium/Discount Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.
Innovator S&P Investment Grade Preferred ETF | REIT Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. A REIT is a financial vehicle that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. The Index includes exposure to preferred securities issued by REITs, and the Fund may invest in preferred securities issued by REITs to the extent such securities are constituents of the Index. REITs are subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs are dependent upon the skills of their managers and are not necessarily diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to preferred shareholders and are subject to the risk of default by lessees or borrowers.Investments in Equity REITs are subject to the risks associated with directly investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. Mortgage REITs are additionally affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code, and failing to maintain their exemption from registration under the 1940 Act. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies.
Innovator S&P Investment Grade Preferred ETF | Security Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Innovator S&P Investment Grade Preferred ETF | Small- and Mid- Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid- Capitalization Company Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
Innovator S&P Investment Grade Preferred ETF | Trading Issues Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Innovator S&P Investment Grade Preferred ETF | S&P U.S. High Quality Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P U.S. High Quality Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.04%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2016
Innovator S&P Investment Grade Preferred ETF | S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2016
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2017	rr_AnnualReturn2017	9.22%
Annual Return 2018	rr_AnnualReturn2018	(5.24%)
Annual Return 2019	rr_AnnualReturn2019	18.85%
Annual Return 2020	rr_AnnualReturn2020	7.41%
Annual Return 2021	rr_AnnualReturn2021	1.74%
Annual Return 2022	rr_AnnualReturn2022	(20.96%)
Annual Return 2023	rr_AnnualReturn2023	9.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.94%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.62%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2016
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2016
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2016